Deferred Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Beginning balance	$ 745	$ 1,079
Deferred tax recognized on acquisition	5,324
Foreign exchange	(24)	(52)
Released to profit or loss	(721)	(282)
Ending balance	5,324	745
Deferred tax liabilities
Beginning balance	745	1,079
Deferred tax recognized on acquisition	232,573
Foreign exchange	(24)	(52)
Released to profit or loss	(13,505)	(282)
Ending balance	219,789	$ 745
Deferred tax, net liability	$ 214,465